Average Annual Total Returns - First Trust Developed Markets ex-US Small Cap AlphaDEX Fund	First Trust Developed Markets ex-US Small Cap AlphaDEX Fund 1 Year	First Trust Developed Markets ex-US Small Cap AlphaDEX Fund 5 Years	First Trust Developed Markets ex-US Small Cap AlphaDEX Fund Since Inception	First Trust Developed Markets ex-US Small Cap AlphaDEX Fund Inception Date	First Trust Developed Markets ex-US Small Cap AlphaDEX Fund After tax on distributions 1 Year	First Trust Developed Markets ex-US Small Cap AlphaDEX Fund After tax on distributions 5 Years	First Trust Developed Markets ex-US Small Cap AlphaDEX Fund After tax on distributions Since Inception	First Trust Developed Markets ex-US Small Cap AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Developed Markets ex-US Small Cap AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Developed Markets ex-US Small Cap AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ Developed Markets Ex-US Small Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ Developed Markets Ex-US Small Cap Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ Developed Markets Ex-US Small Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI World ex-USA Small Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World ex-USA Small Cap Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World ex-USA Small Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	12.18%	7.33%	6.24%	Feb. 15, 2012	11.06%	6.39%	5.26%	7.08%	5.27%	4.46%	13.39%	[1]	8.00%	[1]	[1]	11.07%	[1]	8.23%	[1]	[1]	12.78%	9.63%	8.67%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.